SHARE-BASED PAYMENTS (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 GBP (£) $ / shares	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 GBP (£) $ / shares	Dec. 31, 2016 GBP (£)
SHARE-BASED PAYMENTS (Details) [Line Items]
Charges to income statement in respect of share-based payment schemes	£ 417,000,000		£ 414,000,000		£ 420,000,000
Charges to income statement in respect of share-based payment schemes - discontinued operations	6,000,000		£ 23,000,000		£ 22,000,000
Save-As-You-Earn [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum monthly scheme savings	£ 500
Discounted market price of shares	80.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in Dollars per share) | $ / shares		$ 0.67		$ 0.67
Weighted average remaining contractual life of outstanding share options	2 years 58 days		1 year 146 days
Weighted average fair value at measurement date, share options granted	£ 0.13	$ 0.13	£ 0.15	$ 0.15
Lloyds Banking Group Executive Share Plan 2003 [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in Dollars per share) | $ / shares		$ 0.65		$ 0.69
Weighted average remaining contractual life of outstanding share options	5 years 73 days		4 years 328 days
Weighted average fair value at measurement date, share options granted	£ 0.55	$ 0.55	£ 0.62	$ 0.62
Lloyds Banking Group Long-Term Incentive Plan [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average fair value at measurement date, share options granted	0.48	$ 0.48	0.57	$ 0.57
Free Share Awards [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum Employer Contribution To Free Shares Scheme	3,000
Employer Contribution To Free Shares Scheme	£ 200		£ 200
Number of other equity instruments granted in share-based payment arrangement	21,513,300		21,566,047
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme	£ 0.67		£ 0.69
Matching Shares [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement	34,174,161		32,025,497
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme	£ 0.63		£ 0.67
Maximum Employer Contribution To Matching Shares Scheme	£ 45
Fixed Share Awards [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement	8,965,562		9,313,314
2015 [member] | Lloyds Banking Group Long-Term Incentive Plan [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	66.30%
2016 [member] | Lloyds Banking Group Long-Term Incentive Plan [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	68.70%